Other payables and accrued liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 8 Other payables and accrued liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2024	June 30, 2025
	HK$’000	HK$’000	US$’000
Accrued salary	6,272	3,858	492
Income tax payable	5	-	-
Other payables	36	1,719	219
	6,313	5,577	711

Note 8 Other payables and accrued liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2023	December 31, 2024
	HK$’000	HK$’000	US$’000
Accrued salary	4,561	6,272	808
Income tax payable	17	5	1
Other payables	2,471	36	4
	7,049	6,313	813